Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Net Income (Loss) Per Share	The Net income (loss) per share presented in the condensed statement of operations is based on the following:
	Three months ended September 30, 2023	Three months ended September 30, 2022 (As restated)
Net income (loss)	$26,528	$(407,918)
Less: Monthly extension fees	225,000	—
Less: Dividend income on trust account to be allocated to redeemable shares	357,678	353,596
Net loss excluding monthly extension fees and dividend income on trust account	$(556,150)	$(761,514)
	Nine months ended September 30, 2023	Nine months ended September 30, 2022 (As restated)
Net income (loss)	$585,178	$(594,057)
Accretion of temporary equity to redemption value	—	(12,727,453)
Net income (loss) including accretion of temporary equity to redemption value	$585,178	$(13,321,510)
Less: Monthly extension fees	375,000	—
Less: Dividend income on trust account to be allocated to redeemable shares	1,762,208	440,326
Net loss excluding monthly extension fees and income on trust account	$(1,552,030)	$(13,761,836)

The net income (loss) per share presented in the consolidated statement of operations is based on the following:

	Year ended December 31, 2023	Year ended December 31, 2022
Net income (loss)	$483,430	$(675,874)
Accretion of temporary equity to redemption value	—	(12,727,452)
Net income (loss) including accretion of temporary equity to redemption value	$483,430	$(13,403,326)
Less: Monthly extension fees	600,000	—
Less: Income on trust account to be allocated to redeemable shares	2,134,446	1,107,852
Net loss excluding income on trust account	$(2,251,016)	$(14,511,178)

Schedule of Basic and Diluted Net Income (Loss) Per Share
	Three months ended September 30, 2023
	Redeemable shares	Non-redeemable shares
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity and excluding dividend income on trust account and monthly extension fees	$(307,305)	$(248,845)
Dividend income on trust account	357,678	—
Monthly extension fees	225,000	—
Allocation of net income (loss)	$275,373	$(248,845)

Denominators:
Weighted-average shares outstanding	2,577,138	2,086,875
Basic and diluted net income (loss) per share	$0.11	$(0.12)
	Three months ended September 30, 2022 (As restated)
	Redeemable shares	Non-redeemable shares
Basic and diluted net loss per share:
Numerators:
Allocation of net loss including accretion of temporary equity and excluding dividend income on trust account	$(601,987)	$(159,527)
Dividend income on trust account	353,596	—
Allocation of net loss	$(248,391)	$(159,527)

Denominators:
Weighted-average shares outstanding	7,875,000	2,086,875
Basic and diluted net loss per share	$(0.03)	$(0.08)
	Nine months ended September 30, 2023
	Redeemable shares	Non-redeemable shares
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity and excluding dividend income on trust account and monthly extension fees	$(1,083,652)	$(468,378)
Dividend income on trust account	1,762,208	—
Monthly extension fees	375,000	—
Allocation of net income (loss)	$1,053,556	$(468,378)

Denominators:
Weighted-average shares outstanding	4,828,244	2,086,875
Basic and diluted net income (loss) per share	$0.22	$(0.22)
	Nine months ended September 30, 2022 (As restated)
	Redeemable shares	Non-redeemable shares
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity and excluding dividend income on trust account	$(9,461,321)	$(4,300,515)
Dividend income on trust account	440,326	—
Accretion of temporary equity to redemption value	12,727,453	—
Allocation of net income (loss)	$3,706,458	$(4,300,515)

Denominators:
Weighted-average shares outstanding	4,384,615	1,992,967
Basic and diluted net income (loss) per share	$0.85	$(2.16)

	Year ended December 31, 2023
	Redeemable shares	Non-redeemable shares
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity and excluding income on trust account	$(1,510,972)	$(740,044)
Income on trust account	2,134,446	—
Monthly extension fees	600,000	—
Accretion of temporary equity to redemption value	—	—
Allocation of net income (loss)	$1,223,474	$(740,044)

Denominators:
Weighted-average shares outstanding	4,260,842	2,086,875
Basic and diluted net income (loss) per share	$0.29	$(0.35)
	Year ended December 31, 2022
	Redeemable shares	Non-redeemable shares
Basic and diluted net loss per share:
Numerators:
Allocation of net loss including accretion of temporary equity and excluding income on trust account	$(10,491,992)	$(4,019,186)
Income on trust account	1,107,852	—
Accretion of temporary equity to redemption value	12,727,452	—
Allocation of net income (loss)	$3,343,312	$(4,019,186)

Denominators:
Weighted-average shares outstanding	5,264,384	2,016,637
Basic and diluted net income (loss) per share	$0.64	$(1.99)

Schedule of Fair Value Hierarchy of the Valuation Inputs

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2023	December 31, 2022
Assets:
Cash and cash equivalents held in Trust Account	1	$28,508,214	$81,039,102